Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13 – STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue up to 250,000,000 shares of common stock, $0.0001 par value per share. The Company has one class of common stock outstanding. Holders of the Company’s common stock are entitled to one vote per share. Upon the liquidation or dissolution of the Company, its common stockholders are entitled to receive a ratable share of the available net assets of the Company after payment of all debts and other liabilities. The Company’s shares of common stock have no pre-emptive, subscription, redemption or conversion rights.

As of September 30, 2025, there were 193,592,410 (December 31, 2024: 171,579,284) issued and outstanding common shares. Holders of common stock are entitled to one vote for each share of common stock.

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value per share. The Company has one class of preferred stock outstanding “Series A- Preferred Stock”.

As of September 30, 2025, there were 1,000 (December 31, 2024: 1,000) issued and outstanding shares of Series A Preferred Stock.

Common Stock issued at the time of Merger

At Closing of the Merger on April 14, 2023, 135,808,884 shares of our common stock and 1,000 shares of our Series A Preferred Stock were issued to Cardio Ventures. This includes common stock that was issued to Dr. Frederic Moll and one other accredited investor, who each provided $3,000,000 in interim financing to the Company pending consummation of the Merger. Following the Merger an additional 3,818,028 shares of our common stock were issued to Dr. Frederic Moll per his interim financing agreement with the Company.

Common Stock issued post-Merger

On March 1, 2024, the Company issued 15,000 shares of common stock to PCG Advisory, for investor and digital marketing services. The total value of such services is $101,250.

On August 31, 2024, the Company issued 125,000 shares of common stock to five advisors in exchange for advisory services to be rendered over a 5 year period. The total value of such services is $40,000. The value of services is calculated at the fair market value of shares as of the date of contract.

On November 27, 2024, the Company issued 169,118 shares of common stock to Group Chief Financial Officer, Anup Kumar Sethi, which is second tranche of 20% of a total grant of 845,592 shares awarded to him against services pursuant to the Company’s 2016 Incentive Stock Plan. The balance of 60% vests in three equal annual instalments subject to his remaining employed by the Company or its subsidiaries.

On November 27, 2024, the Company issued 536,747 shares of common stock to 80 employees of the Company’s subsidiary which is second tranche of 20% of the total shares awarded to them in Nov 2023 pursuant to the Company’s 2016 Incentive Stock Plan. The balance of 60% vests in three equal annual instalments subject to such employees remaining employed by the Company or its subsidiaries.

On December 2, 2024, the Company issued 9,034 shares of common stock to an advisory firm in terms of the engagement document signed with them to provide production and graphics services to the Company.

On February 12, 2025, the Company issued 48,030 shares of common stock to an investor upon against the conversion of note amounting to $213,732 including interest thereon at a conversion price of $4.45 per share.

On February 13, 2025, the Company issued 30,010 and 30,008 shares of common stock to two investors, respectively, upon the conversion of notes amounting to $133,546 and $133,534, including interest thereon, respectively at a conversion price of $4.45 per share.

On February 20, 2025, the Company issued 16,046,814 shares of common stock to Sushruta Pvt Ltd upon against the conversion of notes amounting to $22,144,603 including interest thereon, at a conversion price of $1.38 per share.

On March 1, 2025, the Company issued 7,858 common shares to one ex-employee and 2,619 shares of common stock to an ex-director of the Company upon cashless exercise of stock options previously granted to them under the Company’s 2016 Stock Incentive Plan.

On March 31, 2025, the Company issued 5,811,554 shares of common stock to Sushruta Pvt Ltd, upon the conversion of notes amounting to $8,019,945, including interest thereon, at a conversion price of $1.38 per share.

On April 2, 2025, the Company issued 3,163 shares of common stock to an advisory firm in terms of the engagement document signed with them to provide production and graphics services to the Company.

On April 30, 2025, the Company issued 1,639 shares of common stock to an advisor in exchange for rendering the services in accordance with the agreement entered with the advisor.

On May 22, 2025, the Company issued 20,000 shares of common stock to an advisor in exchange for advisory services to be rendered over a 5year period. The total value of such services is $196,800. The value of services is calculated at the fair market value of the shares as of the date of the advisory services contract.

On May 28, 2025, the Company issued 7,431 shares of common stock to one individual upon the cashless exercise of a stock option previously granted under the Company’s 2016 Stock Incentive Plan.

On August 28, 2025, the Company issued 4,000 shares of common stock to an advisor in exchange for advisory services to be rendered over a 5 year period. The total value of such services is $43,560. The value of services is calculated at the fair market value of shares as of the date of the advisory services contract.

NOTE 14 – STOCKHOLDERS’ EQUITY

Common stock

The Company is authorized to issue up to 250,000,000 shares of common stock, $0.0001 par value per share. The Company has one class of common stock outstanding. Holders of the Company’s common stock are entitled to one vote per share. Upon the liquidation or dissolution of the Company, its common stockholders are entitled to receive a ratable share of the available net assets of the Company after payment of all debts and other liabilities. The Company’s shares of common stock have no preemptive, subscription, redemption or conversion rights.

As of December 31, 2024, there were 171,579,284 (December 31, 2023: 170,711,880) issued and outstanding common shares. Holders of common stock are entitled to one vote for each share of common stock.

Preferred stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value per share. The Company has one class of preferred stock outstanding “Series A- Preferred Shares”.

As of December 31, 2024, there were 1,000 (December 31, 2023: 1,000) issued and outstanding preferred stock.

Common stock issued at the time of Merger

At Closing of the Merger on April 14, 2023, 135,808,884 shares of our common stock and 1,000 Series A Preferred Shares were issued to Cardio Ventures. This includes common stock that was issued to Dr. Frederic Moll and one other accredited investor, who each provided $3,000,000 in interim financing to the Company pending consummation of the Merger. Following the Merger an additional 3,818,028 shares of our common stock were issued to Dr. Frederic Moll per his interim financing agreement with the Company.

Common Stock issued post-Merger

During the year ended December 31, 2023, $16,980,000 in advances that were outstanding under the Line of Credit Note, were converted into 22,945,946 shares issued to Sushruta Pvt Ltd at the conversion price of $0.74 per share.

During the year ended December 31, 2023, the Company converted warrants and issued 90,514 shares of our common stock to two accredited investors at $4.00 per share receiving $362,056 in total proceeds.

In December 2023, the Company received $50,000 total proceeds in relation to the issuance of 12,500 shares of common stock upon the exercise of warrants previously sold to three accredited investors at an exercise price of $4.00 per share. These shares are formally issued to the accredited investor subsequent to the year end 31 December 2023. Company has disclosed 12,500 common stock in Consolidated Statements of changes in equity as “Common stock to be issued”.

During the year ended December 31, 2023, Farhan Taghizadeh exercised options and received 50,000 shares of common stock at a price of $1.00 per share.

During the year ended on December 31, 2023, the Company issued 3,000 shares of common stock to Henry Gewanter in exchange for advisory services to be rendered over a 12-month period. The total fair value of such services is $24,450. The value of services is calculated at the fair market value of shares as on date of contract.

During the Year ended on December 31, 2023, the Company issued 50,000 shares of common stock to PCG Advisory, for investor and digital marketing services. The total value of such services is $100,000.

During the Year ended on December 31, 2023, the Company issued 75,000 shares of common stock to Seminars, Inc. that conducted online investment seminars in which the Company participated. The total value of services is $500,000.

During the year ended on December 31, 2023, the Company issued 116,348 shares of common stock to Somashekhar S P in exchange for advisory services to be rendered over a five-year period. Total fair value of such services is $1,045,968. The value of services is calculated at fair market value of shares as on date of contract.

During the year ended on December 31, 2023, the Company issued 477,084 shares of common stock to Dr. Sudhir Kumar Rawal (RSS & Co Ltd) in exchange for his advisory services to be rendered over a five-year period. The total fair value of such services is $4,288,985. The value of services is calculated at fair market value of shares as on date of contract.

During the year ended on December 31, 2023, the Company issued 13,816 shares of common stock to Dr. Van Praet Frank in terms of his contract for advisory services to be rendered over a five-year period. The total fair value of services is $124,207. The value of services is calculated at fair market value of shares as on date of contract.

During the year ended on December 31, 2023, the Company issued 1,860 shares of common stock to Dr. Amitabh Singh in terms of his contract for advisory services to be rendered over a five-year period. The total fair value of services is $16,721. The value of services is calculated at fair market value of shares as on date of contract.

During the year ended on December 31, 2023, the Company issued 1,480 shares of common stock to Dr. Ashish Khanna under the terms of his contract for advisory services to be rendered over a five-year period. The total fair value of services is $13,305. The value of services is calculated at fair market value of shares as on date of contract.

During the year ended on December 31, 2023, the Company issued 5,835 shares of common stock to Dr. Vivek Bindal under the terms of his contract for advisory services to be rendered over a five-year period. The total fair value of services is $52,456. The value of services is calculated at fair market value of shares as on date of contract.

On November 27, 2023, the Company issued 169,118 shares of common stock to Group Chief Financial Officer, Anup Kumar Sethi, which is 20% of a total grant of 845,592 shares awarded to him against services pursuant to the Company’s 2016 Incentive Stock Plan. The balance of 80% vests in four equal annual instalments subject to his remaining employed by the Company or its subsidiaries.

On November 27, 2023, the Company issued 549,437 shares of common stock to ninety employees of the Company’s subsidiaries, which is 20% of a total grant of 2,747,187 shares awarded to such employees pursuant to the Company’s 2016 Incentive Stock Plan. The balance 80% vests in four equal annual instalments subject to such employees remaining employed by the Company or its subsidiaries.

On March 1, 2024 the Company issued 15,000 shares of common stock to PCG Advisory, for investor and digital marketing services. The total value of such services is $101,250.

On August 31, 2024, the Company issued 125,000 shares of common stock to five advisors in exchange for advisory services to be rendered over a 5 year period. The total value of such services is $40,000. The value of services is calculated at the fair market value of shares as of the date of contract.

On November 27, 2024, the Company issued 169,118 shares of common stock to Group Chief Financial Officer, Anup Kumar Sethi, which is second tranche of 20% of a total grant of 845,592 shares awarded to him against services pursuant to the Company’s 2016 Incentive Stock Plan. The balance of 60% vests in three equal annual instalments subject to his remaining employed by the Company or its subsidiaries.

On November 27, 2024, the Company issued 536,747 shares of common stock to 80 employees of the Company’s subsidiary which is second tranche of 20% of the total shares awarded to them in Nov 2023 pursuant to the Company’s 2016 Incentive Stock Plan. The balance of 60% vests in three equal annual instalments subject to such employees remaining employed by the Company or its subsidiaries.

On December 2, 2024, the Company issued 9,034 shares of common stock to an advisory firm in terms of the engagement document signed with them to provide production and graphics services to the Company.

Holders of common stock are entitled to one vote for each share of common stock held.